Flight Equipment Held for Operating Leases (Summary Of Lease Incentive Amortization) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Summary of lease incentive amortization
2014	$ 12,327
2015	11,004
2016	8,994
2017	7,174
2018	3,785
Thereafter	2,811
Future amortization of lease incentives	$ 46,095